Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [Abstract]
Details of related parties
(1)	Related parties

Related parties
Associates	Woori Service Networks Co., Ltd., Korea Credit Bureau Co., Ltd., Korea Finance Security Co., Ltd., Chin Hung International Inc., 2016KIF-IMM Woori Bank Technology Venture Fund, K BANK Co., Ltd., Well to Sea No. 3 Private Equity Fund, and Others (Dongwoo C & C Co., Ltd. and other 28 associates)

Assets and liabilities from transactions with related parties
(2)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related party		A title of account	December 31, 2017	December 31, 2018
Associates	Kumho Tire Co., Inc.(*1)	Loans	170,917	—
		Loss allowance	(156,712)	—
		Deposits due to customers	666	—
		Other liabilities	50	—

	Woori Service Networks Co., Ltd.	Loans	45	69
		Deposits due to customers	1,311	1,967
		Other liabilities	357	333

	Korea Credit Bureau Co., Ltd.	Loans	6	7
		Deposits due to customers	5,586	6,494
		Other liabilities	54	19

	Korea Finance Security Co., Ltd.	Loans	56	57
		Loss allowance	—	(4)
		Deposits due to customers	2,854	5,040
		Other liabilities	7	10

	Chin Hung International Inc.	Loans	408	411
		Loss allowance	(22)	(204)
		Deposits due to customers	46,220	11,605
		Other liabilities	1,658	2,974

	Poonglim Industrial Co., Ltd.(*2)	Deposits due to customers	4	—

	STX Engine Co., Ltd.(*3)	Loans	106,176	—
		Loss allowance	(88,734)	—
		Deposits due to customers	18,092	—
		Other liabilities	29	—

	STX Corporation(*3)	Loans	47,711	—
		Loss allowance	(31,210)	—
		Deposits due to customers	77,555	—
		Other liabilities	80	—

	K BANK Co., Ltd.	Loans	212	190

	Well to Sea No.3 Private Equity Fund	Loans	73,810	1,857
		Loss allowance	(39)	(9)
		Deposits due to customers	61	356
		Other liabilities	27	64

	Others(*4)	Loans	499	4,783
		Loss allowance	(471)	(324)
		Other assets	1	9
		Deposits due to customers	2,906	8,049
		Other liabilities	73	165

(*1)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year December 31, 2018, and thus the entity was excluded from the list of associates.

(*2)

The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*3)	The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.
(*4)	Others include Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., as of December 31, 2017 and 2018.

Gain or loss from transactions with related parties
(3)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related party		A title of account	2016	2017	2018
Corporation that has significant influence over the Group	KDIC(*1)	Interest income	11,778	—	—
		Interest expenses	20,966	15,331	—

Associates	Kumho Tire Co., Inc.(*2)	Interest income	2,430	2,641	1,098
		Fees income	6	5	—
		Interest expenses	68	1	—
		Impairment losses due to credit loss (reversal of allowance for credit loss)	162	155,997	(156,712)

	Woori Blackstone Korea Opportunity Private Equity Fund No.1(*3)	Fees income	1,364	6,225	—

	Woori Service Networks Co., Ltd.	Other income	29	30	30
		Interest expenses	49	24	14
		Fees expenses	985	543	561
		Other expenses	222	507	580

	Korea Credit Bureau Co., Ltd.	Interest expenses	138	82	62
		Fees expenses	1,915	2,079	2,310

	Korea Finance Security Co., Ltd.	Interest expenses	10	12	12
		Impairment losses due to credit loss	—	—	4
		Fee expenses	110	—	—
		Other expenses	—	—	146

	Chin Hung International Inc.	Interest income	240	364	—
		Fees income	1	1	—
		Interest expenses	28	27	43
		Impairment losses due to credit loss (reversal of allowance for credit loss)	(481)	(4,265)	182

	Poonglim Industrial Co., Ltd.	Interest expenses	2	—	—
		Reversal of allowance for credit loss	(1,557)	—	—

	Force TEC C Co., Ltd.	Interest income	153	—	—

	Osung LST Co., Ltd.	Interest income	170	—	—
		Interest expenses	1	—	—
		Reversal of allowance for credit loss	(338)	—	—

	STX Engine Co., Ltd.(*4)	Interest income	1,348	1,417	333
		Fees income	58	28	—
		Interest expenses	97	147	86
		Impairment losses due to credit loss (reversal of allowance for credit loss)	63,866	(797)	(88,734)

Associates	Samho International Co., Ltd.(*5)	Interest income	916	486	—
		Fees income	5	5	—
		Interest expenses	525	334	—
		Reversal of allowance for credit loss	(5,166)	(717)	—

	STX Corporation(*4)	Interest income	1,039	219	—
		Fees income	75	30	—
		Interest expenses	7	4	2
		Impairment losses due to credit loss (reversal of allowance for credit loss)	73,457	(61,432)	(31,210)

	Woori Columbus 1st Private Equity Fund(*3)	Fees income	308	272	—

	K BANK Co., Ltd.(*8)	Fees income	296	—	1,134
		Other income	1,638	1,051	19

	Well to Sea No.3 Private Equity Fund(*6)	Interest income	—	982	2,179
		Interest expenses	—	4	9
		Impairment losses due to credit loss (reversal of allowance for credit loss)	—	39	(30)

	Others(*7)	Interest income	—	—	233
		Fees income	—	—	23
		Other income	—	—	14
		Interest expenses	17	13	40
		Impairment losses due to credit loss (reversal of allowance for credit loss)	253	218	(147)

(*1)	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the ‘corporation that have significant influence over the Group’ category.
(*2)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*3)	The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.
(*4)	The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.
(*5)	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.
(*6)	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the list of associates.
(*7)

Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., for the years ended December 31, 2017 and 2018, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.

(*8)	Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.

Major loan transactions with related parties
(4)	Major loan transactions with related parties for the years ended December 31, 2017 and 2018 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2017
Related parties		Beginning balance	Loan	Collection	Others	Ending balance(*1)
Associates	Kumho Tire Co., Inc.(*2)	50,413	7,057	—	—	57,470
	Well to Sea No. 3 Private Equity Fund(*3)	—	83,810	10,000	—	73,810
	STX Engine Co., Ltd.(*4)	44,797	2,177	7,088	—	39,886

		For the year ended December 31, 2018
Related parties		Beginning balance	Loan	Collection	Others	Ending balance(*1)
Associates	Kumho Tire Co., Inc.(*2)	57,470	—	7,057	(50,413)	—
	Well to Sea No. 3 Private Equity Fund(*3)	73,810	16,857	88,810	—	1,857
	STX Engine Co., Ltd.(*4)	39,886	—	2,177	(37,709)	—

(*1)	Settlement payment from normal operation among the related parties were excluded, and in the case of a limited loan, it was presented as a net increase or decrease.
(*2)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*3)	Due to capital contribution, the entity was included in the list of associates during the year ended December 31, 2017.
(*4)	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2018 and thus was excluded from the list of associates.

Guarantees provided to the related parties
(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018	Warranty
Kumho Tire Co., Inc.(*1)	4,181	—	Import credit in foreign currencies and others
	636	—	Unused loan commitment
Korea Finance Security Co., Ltd.	204	203	Unused loan commitment
Korea Credit Bureau Co., Ltd.	29	28	Unused loan commitment
Woori Service Networks Co., Ltd.	155	131	Unused loan commitment
Chin Hung International Inc.	31,891	32,058	Unused loan commitment
STX Engine Co., Ltd.(*2)	68,858	—	Import credit in foreign currencies and others
STX corporation(*2)	17,557	—	Import credit in foreign currencies and others
	53	—	Unused loan commitment
K BANK Co., Ltd.	—	15	Unused loan commitment
Well to Sea No.3 Private Equity Fund	236,190	208,143	Unused loan commitment

(*1)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*2)	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2018 and thus was excluded from the list of associates.

Compensation for key management
(7)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Short-term employee salaries	9,523	12,024	12,326
Retirement benefit service costs	424	472	489

Total	9,947	12,496	12,815